Schedule of Movements in Options on Issue Over Ordinary Shares (Details)		12 Months Ended
		Jun. 30, 2024 shares $ / shares		Jun. 30, 2023 shares $ / shares		Jun. 30, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Beginning balance		33,572,158	[1]	11,950,000	[1]	9,750,000
Issued		216		31,272,343	[1]	2,200,000
Exercised		(251)		(6,250,185)	[1]
Lapsed		(9,993,357)		(3,400,000)	[1]
Ending balance		23,578,766		33,572,158	[1]	11,950,000	[1]
On or before 29 december 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 0.75		$ 0.75		$ 0.75
Beginning balance		1,100,000		1,100,000		1,100,000
Issued
Exercised
Lapsed		(1,100,000)
Ending balance				1,100,000		1,100,000
On or before 7 october 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 2.20				$ 2.20
Beginning balance		1,900,000		500,000
Issued						500,000
Exercised
Lapsed		(1,900,000)
Ending balance				1,900,000		500,000
On or before 30 november 2025 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 1.20		$ 1.20
Beginning balance		8,250,000
Issued				8,250,000
Exercised
Lapsed
Ending balance		8,250,000		8,250,000
On or before 30 november 2024 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 1.10		$ 1.10
Beginning balance		13,614,264
Issued				13,614,264
Exercised
Lapsed
Ending balance		13,614,264		13,614,264
On or before 16 january 2026 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 0.91		$ 0.91
Beginning balance		1,714,286
Issued				1,714,286
Exercised
Lapsed
Ending balance		1,714,286		1,714,286
On or before 30 april 2024 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	[1]	$ 0.70	[2]	$ 0.70
Beginning balance	[1]	6,993,608	[2]
Issued	[1]		[2]	6,993,793
Exercised	[1]	(251)	[2]	(185)
Lapsed	[1]	(6,993,357)	[2]
Ending balance	[1]		[2]	6,993,608	[2]
On or before 30 june 2025 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 1.00
Beginning balance
Issued		216
Exercised
Lapsed
Ending balance		216
On or before 19 september 2022 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 0.40		$ 0.40
Beginning balance				6,100,000		6,100,000
Issued
Exercised				(6,100,000)
Lapsed
Ending balance						6,100,000
On or before 28 october 2022 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 0.56		$ 0.56
Beginning balance				150,000		150,000
Issued
Exercised				(150,000)
Lapsed
Ending balance						150,000
On or before 28 january 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 0.60		$ 0.60
Beginning balance				750,000		750,000
Issued
Exercised
Lapsed				(750,000)
Ending balance						750,000
On or before 2 december 2022 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 3.00		$ 3.00
Beginning balance				1,050,000		1,050,000
Issued
Exercised
Lapsed				(1,050,000)
Ending balance						1,050,000
On or before 20 may 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 1.35
Beginning balance				1,100,000
Issued				500,000
Exercised
Lapsed				(1,600,000)
Ending balance						1,100,000
On or before 23 september 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 2.20
Beginning balance		1,900,000		1,700,000
Issued				200,000
Exercised
Lapsed
Ending balance				1,900,000		1,700,000
On or before 20 may 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares						$ 1.35
Beginning balance				600,000		600,000
Issued
Exercised
Lapsed
Ending balance						600,000
On or before 27 september 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares						$ 2.20
Beginning balance				1,200,000
Issued						1,200,000
Exercised
Lapsed
Ending balance						1,200,000
On or before 20 may 2023 one [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares						$ 1.40
Beginning balance				500,000
Issued						500,000
Exercised
Lapsed
Ending balance						500,000

[1]	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.
[2]	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.